Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 98.5%
Communication Services - 11.5%
9	Alphabet, Inc. - Class A [1]	$21,976
1,299	Alphabet, Inc. - Class C [1]	3,255,710
1,863	Netflix, Inc. [1]	984,055
10,605	The New York Times Company - Class A	461,848
21,790	Verizon Communications, Inc.	1,220,894
4,650	Walt Disney Company	817,330
		6,761,813
Consumer Discretionary - 12.6%
3,560	Advance Auto Parts, Inc.	730,298
305	Booking Holdings, Inc. [1]	667,368
3,195	Home Depot, Inc.	1,018,854
7,775	Magna International, Inc.	720,276
5,580	Mohawk Industries, Inc. [1]	1,072,420
4,985	PVH Corp. [1]	536,336
4,461	Target Corp.	1,078,402
13,390	TJX Companies, Inc.	902,754
3,422	TopBuild Corp.	676,803
		7,403,511
Consumer Staples - 4.9%
7,620	Colgate-Palmolive Company	619,887
2,093	The Estee Lauder Companies, Inc. - Class A	665,741
5,218	McCormick & Company, Inc.	460,854
11,875	Mondelez International, Inc. - Class A	741,475
16,440	Sprouts Farmers Market, Inc.[1]	408,534
		2,896,491
Financials - 12.1%
2,501	Ameriprise Financial, Inc.	622,449
2,510	Aon PLC	599,287
22,800	Citigroup, Inc.	1,613,100
2,735	CME Group, Inc.	581,680
20,025	Morgan Stanley	1,836,092
5,030	PNC Financial Services Group, Inc.	959,523
4,475	T. Rowe Price Group, Inc.	885,916
		7,098,047
Health Care - 12.0%
5,575	Agilent Technologies, Inc.	824,041
2,338	Biogen, Inc. [1]	809,579
9,100	Cerner Corp.	711,256
3,510	Danaher Corp.	941,944
12,250	Merck & Company, Inc.	952,682
7,685	Novo Nordisk A/S - ADR	643,772
1,225	Organon & Co.	37,069
1,493	Regeneron Pharmaceuticals, Inc. [1]	833,900
3,607	Vertex Pharmaceuticals, Inc. [1]	727,279
1,550	Waters Corp. [1]	535,696
		7,017,218

Industrials - 7.9%
5,301	3M Company	1,052,937
18,190	Carrier Global Corp.	884,034
3,825	Cummins, Inc.	932,573
10,386	Emerson Electric Company	999,549
9,006	Wabtec Corp.	741,194
		4,610,287
Information Technology - 31.3%
2,320	Adobe, Inc. [1]	1,358,685
3,510	Analog Devices, Inc.	604,282
25,890	Apple, Inc.	3,545,894
5,845	Applied Materials, Inc.	832,328
15,005	Ciena Corp. [1]	853,635
10,895	First Solar, Inc. [1]	986,107
2,847	Intuit, Inc.	1,395,514
11,690	Micron Technology, Inc. [1]	993,416
16,096	Microsoft Corp.	4,360,406
3,846	salesforce.com, Inc. [1]	939,462
8,870	Visa, Inc. - Class A	2,073,983
2,750	VMware, Inc. [1]	439,918
		18,383,630
Materials - 1.8%
3,960	AptarGroup, Inc.	557,726
2,447	Ecolab, Inc.	504,009
		1,061,735
Real Estate - 3.4%
23,385	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	1,313,068
32,342	Kimco Realty Corp. - REIT	674,331
		1,987,399
Utilities - 1.0%
3,961	American Water Works Company, Inc.	610,509

TOTAL COMMON STOCKS (Cost $32,742,762)		57,830,640

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
909,389	First American Treasury Obligations Fund - Class X, 0.010% [2]	909,389

TOTAL SHORT-TERM INVESTMENTS (Cost $909,389)		909,389

TOTAL INVESTMENTS - 100.0% (Cost $33,652,151)		58,740,029
Liabilities in Excess of Other Assets - (0.0)% [3]		(16,564)
NET ASSETS - 100.0%		$58,723,465

ADR		American Depositary Receipt
REIT		Real Estate Invesmtent Trust
	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of June 30, 2021.
	[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Service, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$57,830,640	$-	$-	$57,830,640
Short-Term Investments	909,389	-	-	909,389
Total Investments in Securities	$58,740,029	$-	$-	$58,740,029